UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Municipal Income Trust

1/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 145.3%
Airport & Port Revenue – 5.4%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$310,137
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	94,219
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	627,614
Chicago, IL, O’Hare International Airport Rev., XLCA, 5.75%, 2022 (u)	3,000,000	3,208,470
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,288,718
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 5.75%, 2022	7,000,000	7,154,839
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018	1,500,000	1,579,964

		$16,263,961

General Obligations - General Purpose – 0.9%
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	$1,945,000	$902,790
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,915,000	791,086
Lake County, IL, Land Acquisition & Development, 5.75%, 2010 (c)	1,000,000	1,094,099

		$2,787,975

General Obligations - Schools – 0.4%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$555,000	$160,622
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	415,000	101,749
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	555,000	122,393
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	955,000	349,787
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	965,000	312,939
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	595,000	182,289

		$1,229,779

Healthcare Revenue - Hospitals – 41.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$601,175
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	500,000	547,914
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	2,000,000	2,386,499
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,633,841
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	918,967
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,193,249
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	500,000	546,514
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,559,699
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	445,000	487,639
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	190,233
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	88,260
California Valley Health Systems, COP, 6.875%, 2023 (d)	700,000	420,000
Cass County, MO, Hospital Rev., 5.625%, 2038	340,000	333,428
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	135,000	136,515
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	957,416

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	$325,000	$329,966
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	107,158
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), 6.75%, 2021	1,625,000	1,714,668
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	895,000	918,467
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	243,587
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	40,000	37,940
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,135,950
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	775,872
Crittenden County, AR, Hospital Rev., 7%, 2020	1,030,000	1,150,314
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,398,907
Delaware Health Facilities Authority Rev. (Nanticoke Memorial Hospital), 5.625%, 2032	1,250,000	1,199,625
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	250,000	280,338
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	1,062,432
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	252,313
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	296,602
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	150,610
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	245,000	224,663
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	849,488
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,000,000	1,015,350
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)	900,000	1,013,382
Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)	2,000,000	2,153,260
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	875,000	968,494
Illinois Development Finance Authority, Hospital Authority Rev. (Adventist/Sunbelt Hospital), 5.65%, 2009 (c)	1,750,000	1,871,153
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	410,000	350,046
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	2,220,000	2,070,949
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,437,671
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	981,695
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	1,041,060
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	1,415,000	1,349,287
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	355,000	346,998
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	440,000	435,666
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	478,648
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,185,119

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2020	$3,035,000	$3,172,486
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,786,117
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), MBIA, 5.625%, 2021	3,000,000	3,234,300
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,533,327
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	107,279
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	106,590
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	1,105,000	1,077,298
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034	935,000	900,162
Madison County, ID Hospital Rev., 5.25%, 2026	220,000	205,394
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	310,000	275,640
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	374,357
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	1,053,693
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	1,500,000	1,659,645
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,941,458
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	500,000	509,465
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	600,000	636,804
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,410,584
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	640,000	655,290
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	445,000	445,187
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2027	180,000	178,097
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2037	385,000	372,719
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	826,621
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,032,631
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	911,737
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	65,000	63,372
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	213,743
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,068,376
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	446,645
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	390,000	393,916

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	$340,000	$351,560
Neosho County, KS, Hospital Authority Rev., “A”, 5.05%, 2026	180,000	164,957
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	230,000	206,828
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	505,001
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	325,000	355,274
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	1,011,006
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	124,074
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,370,000	1,375,233
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,080,700
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	95,330
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	396,114
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	557,172
New York Dormitory Authority Rev. (NYU Hospitals Center), “B”, 5.25%, 2024	450,000	448,605
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	485,000	490,422
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,314,522
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	1,000,000	1,160,650
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	850,000	833,621
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,753,478
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	700,000	676,361
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,804,218
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	583,240
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	245,000	266,234
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	955,000	973,747
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,477,015
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), INFLOS, ETM, AMBAC, 9.464%, 2020 (c)(p)	600,000	604,020
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	625,000	720,831
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	212,380
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	361,620
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	432,499
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	165,000	164,121
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	859,858

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs - Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	$150,000	$168,963
South Carolina Jobs - Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	569,430
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	678,757
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	60,592
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	866,224
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018	1,400,000	1,403,220
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2010 (c)	1,300,000	1,436,994
Stillwater, OK, Medical Center Authority, 5.625%, 2023	1,000,000	1,017,440
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,085,000	3,167,925
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	711,620
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	1,015,270
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,311,588
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.5%, 2037	1,275,000	1,191,998
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	904,535
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	749,566
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	625,908
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital), 5.6%, 2016	600,000	608,466
Vigo County Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	205,363
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	964,103
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,733,895
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	1,400,000	1,354,836
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	1,133,152
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	1,000,000	1,026,860
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	172,030
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,279,425
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,627,305
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,048,420
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), “B”, 5.125%, 2030	1,120,000	1,014,205
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	615,000	631,365
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	733,905

		$123,196,011

Healthcare Revenue - Long Term Care – 15.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$345,000	$357,727
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	950,363

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	$1,085,000	$759,500
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	2,405,000	1,683,500
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	160,636
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	207,214
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	430,000	427,063
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.) ETM, 10%, 2012 (c)	320,000	376,800
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	148,953
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	580,000	593,033
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	699,583
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	365,245
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	1,019,720
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	1,830,000	2,088,634
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	1,170,000	1,265,484
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	868,111
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	337,599
Duluth, MN, Housing & Redevelopment Authority (Healthcare & Housing Rev.), 5.875%, 2033	165,000	156,910
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,157,820
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	330,000	323,476
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	1,000,000	824,710
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	895,640
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,835,000	1,802,337
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	548,060
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	541,213
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	540,000	475,157
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	490,000	478,122
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	1,000,000	918,470
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,152,042
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	460,473
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	473,684
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	210,057
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	202,504
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,130,000	1,380,148
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	785,032
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	895,000	906,751
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	585,000	537,504
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	940,000	844,449

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	$615,000	$608,389
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	588,675
Lenexa, KS, Health Care Facilities Rev. (Refunding & Improvement), 5.375%, 2027	420,000	389,752
Lenexa, KS, Health Care Facilities Rev. (Refunding & Improvement), 5.5%, 2039	720,000	655,272
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	680,000	711,423
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,209,091
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	312,688
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	78,064
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,825,000	1,862,139
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,195,000	1,183,839
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	246,178
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	500,223
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center), “A”, 8.7%, 2014	585,000	587,451
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	310,000	290,207
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	618,718
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	1,010,410
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	125,000	123,296
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	110,000	107,096
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	277,411
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	245,000	235,749
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	450,428
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	94,793
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	350,000	313,065
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	820,262
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	501,007
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	440,146
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.5%, 2028	230,000	210,565
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	133,544
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	325,000	326,316
Sterling, IL (Hoosier Care), 7.125%, 2034	690,000	692,015
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	500,000	485,205
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	431,204
Ulster County, NY, Industrial Development Agency, “A”, 6%, 2037	1,075,000	1,026,346
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	215,000	202,016

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	$1,120,000	$1,015,918
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	175,000	169,258
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	323,728

		$46,615,611

Human Services – 3.4%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$199,954
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	303,921
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	500,000	498,625
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2008 (c)	500,000	516,765
Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023	3,000,000	2,951,730
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	482,885
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	343,264
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,154,153
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	117,188
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	916,010
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	1,053,536
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	365,000	380,542
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,095,440
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	292,000	293,574

		$10,307,587

Industrial Revenue - Airlines – 8.6%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$2,140,000	$1,759,786
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,175,000	942,973
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,320,000	2,834,782
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	857,309
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,820,770
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	850,000	867,553
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	580,000	549,736
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,630,584
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	8,400,000	8,978,508
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,065,000	1,154,087

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$1,355,000	$1,375,257
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	100,000	100,275
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	300,000	310,173
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.65%, 2035 (a)	40,000	39,821
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), “B”, 6%, 2035 (a)	2,500,000	2,497,775

		$25,719,389

Industrial Revenue - Chemicals – 1.0%
Louisiana, Environmental Facilities & Community Development Authority Rev., 6.75%, 2032	$1,000,000	$1,022,400
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,882,445

		$2,904,845

Industrial Revenue - Environmental Services – 2.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$977,340
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,000,000	1,039,010
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	220,000	193,153
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	850,000	901,179
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	407,766
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,715,368
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	750,000	799,845
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	1,000,750
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	885,000	777,499

		$7,811,910

Industrial Revenue - Metals – 0.2%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	$650,000	$675,448

Industrial Revenue - Other – 4.6%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$840,000	$802,418
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,720,478
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	620,000	605,666
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,033,120
New Jersey Economic Development Authority Rev. (Gloucester Marine), “C”, 6.5%, 2015	700,000	737,086
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	447,320
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	572,936
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	1,270,000	1,365,618
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	580,000	623,668

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	$2,000,000	$2,084,060
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,265,839
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	385,000	389,424

		$13,647,633

Industrial Revenue - Paper – 5.4%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$976,290
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	136,792
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,786,220
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	1,000,000	1,140,690
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	563,700
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	788,265
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	439,955
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,335,000	3,582,057
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,257,440
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	880,000	884,039
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	800,000	819,448
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	610,842
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	1,870,000	1,603,918
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	700,000	600,397

		$16,190,053

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Mashantucket Western Pequot Tribe, CT, “A”, 5.5%, 2036 (z)	$500,000	$459,630
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	900,000	912,708
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	420,000	428,408
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	515,000	485,449
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	249,433

		$2,535,628

Miscellaneous Revenue - Other – 3.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$400,000	$445,792
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	600,000	670,362
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	706,172
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	1,055,000	919,148
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	185,000	181,350

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), “E”, 5.6%, 2025	$135,000	$135,743
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	225,000	197,426
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035 (a)	830,000	828,805
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,195,800
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,970,000	2,013,892
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	545,000	547,420
Maryland Economic Development Corp. (Chesapeake Bay), “A”, 5%, 2031	405,000	352,589
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	1,125,000	1,104,041
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	276,441
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	190,000	185,719
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	160,000	155,960
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	863,531
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	265,000	232,524
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	84,510

		$11,097,225

Multi-Family Housing Revenue – 4.6%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$210,000	$202,982
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	390,000	375,367
Charter Mac Equity Issuer Trust, 7.1%, 2009 (a)(n)	1,000,000	1,054,600
Charter Mac Equity Issuer Trust, 6%, 2019 (n)	2,000,000	2,248,980
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	1,060,930
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	500,000	503,190
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	465,000	456,607
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	516,930
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	1,095,000	1,080,677
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009 (a)(n)	2,000,000	2,092,360
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (n)	1,000,000	1,044,170
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	445,000	429,652
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	2,000,000	2,062,240
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	670,000	660,647

		$13,789,332

Sales & Excise Tax Revenue – 0.1%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$410,000	$408,139

Single Family Housing - Local – 1.6%
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	$15,000	$4,264
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,430,000	671,928
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016	1,865,000	765,135
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	475,000	489,435
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	185,000	192,994

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	$270,000	$279,153
Jefferson Parish, LA, Single Family Mortgage Rev., “D”, GNMA, 5%, 2038	570,000	578,379
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	140,000	136,602
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	290,000	292,540
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	295,000	318,255
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	130,000	138,463
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	275,000	290,931
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	500,000	525,180
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	190,000	202,912

		$4,886,171

Single Family Housing - State – 1.3%
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	$290,000	$296,867
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	140,000	143,713
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	150,000	159,087
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	65,000	67,194
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	330,000	342,880
Georgia Housing & Finance Authority Rev., 5.65%, 2021	120,000	122,694
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032	25,000	25,042
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	240,000	250,128
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	125,000	132,014
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	3,275,000	1,652,565
Nebraska Investment Finance Authority, “C”, GNMA, 6.25%, 2021	20,000	20,299
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	65,000	67,298
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	740,000	717,785

		$3,997,566

Solid Waste Revenue – 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$610,000	$644,319
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,867,442

		$3,511,761

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$200,122
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	900,540

		$1,100,662

State & Local Appropriation – 1.0%
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016	$2,600,000	$2,867,904

Student Loan Revenue – 0.2%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$672,750

Tax - Other – 1.9%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$80,000	$81,341
Black Hawk, CO, Device Tax Rev., 5%, 2013	55,000	55,605
Black Hawk, CO, Device Tax Rev., 5%, 2015	170,000	169,335

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, “B”, AMBAC, 0%, 2008 (c)	$15,080,000	$3,332,680
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	340,000	327,716
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	615,000	608,217
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	270,000	258,350
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034	410,000	403,489
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	500,000	510,455

		$5,747,188

Tax Assessment – 8.1%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$470,000	$421,280
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	620,000	494,090
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	240,000	217,126
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	751,291
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	550,000	501,325
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	970,000	873,010
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	265,000	236,089
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	515,000	502,501
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	271,099
Durbin Crossing Community Development District, FL, Special Assessment Rev., “B- 1”, 4.875%, 2010	455,000	431,768
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	165,000	155,702
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	195,884
Fishhawk Community Development District, FL, 5.125%, 2009	345,000	343,530
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	170,000	148,524
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	995,000	930,574
Heritage Harbour North Community Development District, FL, Capital Improvement
Rev., 6.375%, 2038	590,000	544,511
Homestead 50 Community Development District, FL, “A”, 6%, 2037	690,000	602,991
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	310,000	296,261
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	655,000	657,666
Katy, TX, Development Authority Rev., “B”, 6%, 2018	925,000	918,590
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	195,000	190,913
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	605,000	601,237
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	110,000	92,961
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	389,924
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	380,000	329,475
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	1,255,000	1,126,011
Markham, IL, Tax Increment Rev., 9%, 2012	750,000	753,893
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	155,000	153,687
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	579,748
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	440,000	311,964

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	$155,000	$134,156
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	160,000	138,483
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	218,346
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	245,000	196,877
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	265,000	238,781
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	1,000,000	803,130
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	162,744
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	350,000	314,451
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	355,000	330,764
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	465,000	448,046
Parker Road Community Development District, FL, “A”, 5.6%, 2038	340,000	283,023
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,085,000	1,014,074
Paseo, FL, Community Development District, “B”, 4.875%, 2010	455,000	435,685
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	35,000	34,643
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	217,697
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013	870,000	796,389
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	240,000	239,635
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	763,360
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	1,070,000	1,034,091
Tuscany Reserve Community Development District, FL, Special Assessment Rev., “B”, 5.25%, 2016	790,000	690,950
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	171,095
Villasol Community Development District, FL, Special Assessment Rev., “B”, 5.375%, 2008	160,000	159,386
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	332,934
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	770,000	730,684
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	345,000	304,849

		$24,217,898

Tobacco – 10.3%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$3,640,000	$3,771,076
Buckeye Tobacco Settlement Financing Authority, 6%, 2042	220,000	215,008
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	6,065,000	5,935,027
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	920,000	889,346
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	2,400,000	2,467,656
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	2,570,000	502,512
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	370,220
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,665,000	1,659,689
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	4,000,000	236,720
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	4,000,000	141,960

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
District of Columbia, Tobacco Settlement, 6.25%, 2024	$1,080,000	$1,104,095
District of Columbia, Tobacco Settlement, Capital Appreciation, “A”, 0%, 2046	5,840,000	421,706
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 2008 (c)	85,000	85,803
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,232,770
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	3,270,000	493,443
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.3%, 2011 (c)	2,000,000	2,164,360
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6% to 2034	1,635,000	1,532,436
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,435,000	1,400,646
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed, “A”, 6%, 2048	1,125,000	1,106,674
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2008 (c)	825,000	905,941
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	18,086
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 2046	430,000	359,360
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	11,115,000	547,414
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, “C”, 0%, 2060	11,045,000	207,646
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	2,115,000	319,154
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2041	1,560,000	161,663
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	1,260,000	1,287,317
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	1,075,000	1,090,158
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	70,000	58,833
Washington Tobacco Settlement Authority, 6.5%, 2026	150,000	156,708

		$30,843,427

Toll Roads – 1.6%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	$4,115,000	$1,397,783
Niagara Falls, NY, Bridge Commission, Toll Rev., FGIC, 5.25%, 2015 (u)	3,000,000	3,304,950

		$4,702,733

Transportation - Special Tax – 2.9%
Missouri Highways & Transportation Commission, State Road Rev., “A”, 5.625%, 2011 (c)	$4,500,000	$4,917,510
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	2,900,000	3,758,313

		$8,675,823

Universities - Colleges – 3.0%
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017	$750,000	$749,370
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	399,790
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, “B”, AMBAC, 0%, 2027	950,000	347,995
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2034	785,000	192,372
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	235,000	235,308
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	2,500,000	2,987,825
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	417,320

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031	$2,500,000	$2,716,575
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	625,000	678,769
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	300,000	307,389

		$9,032,713

Universities - Dormitories – 0.2%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$370,000	$357,764
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	362,478

		$720,242

Universities - Secondary Schools – 2.6%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$545,000	$628,085
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,185,880
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	770,000	736,297
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	815,000	783,663
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	382,507
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	816,263
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	140,000	121,202
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	149,226
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,040,050
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	495,000	507,929
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	460,660
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	261,499
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	761,968

		$7,835,229

Utilities - Cogeneration – 0.8%
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$830,241
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	350,564
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	150,000	150,783
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	1,000,000	1,003,460

		$2,335,048

Utilities - Investor Owned – 6.4%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$504,360
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	2,205,000	2,146,369

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	$85,000	$79,743
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,323,368
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), “A”, 6.3%, 2016	2,195,000	2,226,191
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), “C”, 5.8%, 2022	2,105,000	2,108,347
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,520,010
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,666,916
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	871,904
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,024,320
Red River, TX, Authority Pollution Control, (AEP Texas Central Co.), MBIA, 4.45%, 2020	835,000	864,643
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	278,698
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	290,000	282,289
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	1,500,000	1,503,945
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	1,000,000	1,002,230
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	721,932

		$19,125,265

Utilities - Municipal Owned – 2.5%
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5.55%, 2014	$2,150,000	$2,230,926
North Carolina Municipal Power Agency, Catawba Electric Rev., “B”, 6.5%, 2020	2,000,000	2,123,360
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017	3,000,000	3,245,280

		$7,599,566

Utilities - Other – 0.5%
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	$1,555,000	$1,448,000

Water & Sewer Utility Revenue – 0.3%
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	$205,000	$199,777
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	710,000	737,158

		$936,935

Total Municipal Bonds		$435,437,407

Floating Rate Demand Notes – 0.2%
Atlanta, GA, Water & Wastewater Rev., “C”, 2%, due 2/01/08	$100,000	$100,000
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.87%, due 2/01/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.98%, due 2/01/08	300,000	300,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 1.98%, due 2/01/08	100,000	100,000

Total Floating Rate Demand Notes		$600,000

Total Investments(k)		$436,037,407

Other Assets, Less Liabilities – 1.2%		3,645,274
Preferred shares (issued by the fund) – (46.7)%		(140,000,000)

Net assets applicable to common shares – 100.0%		$299,682,681

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

(d)	Non-income producing security - in default.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $435,437,407 and 99.86% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,728,398, representing 3.6% of net assets, applicable to common shares.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Mashantucket Western Pequot Tribe, CT, “A”, 5.5%, 2036	1/07/08	$465,955	$459,630
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

Inverse Floaters
INFLOS	Inverse Floating Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$423,925,502

Gross unrealized appreciation	$19,495,516
Gross unrealized depreciation	(10,393,631)

Net unrealized appreciation (depreciation)	$9,101,885

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	130	$15,173,438	Mar-08	$(242,174)
U.S. Treasury Note Long (Short)	72	8,590,500	Mar-08	(126,252)

				$(368,426)

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
5/14/18	USD	22,500,000	Merrill Lynch Capital Services	7-Day BMA	3.865% (fixed rate)	$(1,051,754)

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.